Long-term Debt and Line of Credit (Q3) (Details) - USD ($) $ in Thousands		9 Months Ended
	Feb. 11, 2020	Jun. 30, 2020	Feb. 10, 2020	Sep. 30, 2019
Long-term Debt and Line of Credit [Abstract]
Long-term debt, gross		$ 119,685		$ 76,926
Less current portion		(8,435)		(11,124)
Less unamortized portion of debt issuance costs		(2,470)		(1,013)
Long-term debt, net		$ 108,780		$ 64,789
Multi-Draw Term Note Payable to Goldman Sachs Specialty Lending Group, L.P., Secured and Bearing Interest at 10.0% at June 30,2020 and September 30, 2019. the Note Requires Quarterly Principal Payments of 1.25% of the Aggregate Principal Balance Commencing on March 31,2022 and Maturing with a Full Repayment of the Remaining Balance on February 11, 2025 [Member]
Long-term Debt and Line of Credit [Abstract]
Face amount of debt	$ 100,000		$ 60,000
Maturity date		Feb. 11, 2025
Interest rate		10.00%		10.00%
Increase in interest rate	2.00%
Proceeds from term loan	$ 35,300
Long-term debt, gross		$ 104,144		$ 58,000
Quarterly principal payments of aggregate principal balance		1.25%
Frequency of periodic payment		Quarterly
Multi-Draw Term Note Payable to Goldman Sachs Specialty Lending Group, L.P., Secured and Bearing Interest at 10.0% at June 30,2020 and September 30, 2019. the Note Requires Quarterly Principal Payments of 1.25% of the Aggregate Principal Balance Commencing on March 31,2022 and Maturing with a Full Repayment of the Remaining Balance on February 11, 2025 [Member] | Maximum [Member]
Long-term Debt and Line of Credit [Abstract]
Accordion feature, amount	$ 20,000
Revolving Note Payable for an Amount up to $10.0 Million to Goldman Sachs Specialty Lending Group, L.P [Member]
Long-term Debt and Line of Credit [Abstract]
Maximum borrowing capacity		$ 10,000
Long-term debt, gross		$ 0		0
Note Payable To Rambo Marine, Inc., Unsecured And Bearing Interest at 7.5% Per Annum. the Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on July 1, 2020 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		Jul. 01, 2020
Interest rate		7.50%
Long-term debt, gross		$ 3,133		3,133
Note Payable to Commercial Vehicle Lenders Secured by the Value of the Vehicles Bearing Interest at Rates Ranging From 0.0% to 8.9% Per Annum. the Note Requires Monthly Installment Payments of Principal and Interest Ranging from $100 to $5,600 Through May 2026 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		May 31, 2026
Long-term debt, gross		$ 2,511		2,371
Frequency of periodic payment		Monthly
Note Payable to Commercial Vehicle Lenders Secured by the Value of the Vehicles Bearing Interest at Rates Ranging From 0.0% to 8.9% Per Annum. the Note Requires Monthly Installment Payments of Principal and Interest Ranging from $100 to $5,600 Through May 2026 [Member] | Minimum [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		0.00%
Monthly installment payment amount		$ 100
Note Payable to Commercial Vehicle Lenders Secured by the Value of the Vehicles Bearing Interest at Rates Ranging From 0.0% to 8.9% Per Annum. the Note Requires Monthly Installment Payments of Principal and Interest Ranging from $100 to $5,600 Through May 2026 [Member] | Maximum [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		8.90%
Monthly installment payment amount		$ 5,600
Note Payable to Central Marine Services, Inc., Unsecured and Bearing Interest at 5.5% Per Annum, the Note Requires Monthly Interest Payments, with a Balloon Payment of Principal Due On February 1, 2022 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		Feb. 01, 2022
Interest rate		5.50%
Long-term debt, gross		$ 2,164		2,164
Note Payable to Ocean Blue Yacht Sales, Unsecured and Bearing Interest at 5.0% Per Annum, the Note Requires Quarterly Interest Payments, with a Balloon Payment of Principal Due on February 1, 2022 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		Feb. 01, 2022
Interest rate		5.00%
Long-term debt, gross		$ 1,920		1,920
Note Payable to Lab Marine, Inc., Unsecured and Bearing Interest at 6.0% Per Annum, the Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on March 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		Mar. 01, 2021
Interest rate		6.00%
Long-term debt, gross		$ 1,500		1,500
Note Payable to Slalom Shop, LLC, Unsecured and Bearing Interest at 5.0% Per Annum the Note Requires Quarterly Interest Payments, with a Balloon Payment of Principal Due on December 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		Dec. 01, 2021
Interest rate		5.00%
Long-term debt, gross		$ 1,271		1,271
Note Payable to Bosun's Marine, Inc., Unsecured and Bearing Interest at 4.5% Per Annum, the Note Requires Annual Interest Payments with a Balloon Payment Due on June 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		Jun. 01, 2021
Interest rate		4.50%
Long-term debt, gross		$ 1,227		1,227
Note Payable to Rebo, Inc., Unsecured and Bearing Interest at 5.5% Per Annum, the note Requires Annual Interest Payments with a Balloon Payment Due on April 1, 2021 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		Apr. 01, 2021
Interest rate		5.50%
Long-term debt, gross		$ 1,000		1,000
Note Payable to Texas Marine, Inc., Unsecured and Bearing Interest at 4.5% Per Annum, the Note Requires Annual Interest Payments, with a Balloon Payment of Principal Due on August 1, 2020 [Member]
Long-term Debt and Line of Credit [Abstract]
Maturity date		Aug. 01, 2020
Interest rate		4.50%
Long-term debt, gross		$ 815		815
Note Payable to Marina Mikes, LLC, Unsecured and Bearing Interest at 5.0% Per Annum [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		5.00%
Long-term debt, gross		$ 0		2,125
Note Payable to Sunrise Marine, Inc. and Sunrise Marine of Alabama, Inc., Unsecured and Bearing Interest at 6.0% Per Annum [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate		6.00%
Long-term debt, gross		$ 0		$ 1,400
LIBOR [Member] | Multi-Draw Term Note Payable to Goldman Sachs Specialty Lending Group, L.P., Secured and Bearing Interest at 10.0% at June 30,2020 and September 30, 2019. the Note Requires Quarterly Principal Payments of 1.25% of the Aggregate Principal Balance Commencing on March 31,2022 and Maturing with a Full Repayment of the Remaining Balance on February 11, 2025 [Member] | Minimum [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	1.50%
LIBOR [Member] | Multi-Draw Term Note Payable to Goldman Sachs Specialty Lending Group, L.P., Secured and Bearing Interest at 10.0% at June 30,2020 and September 30, 2019. the Note Requires Quarterly Principal Payments of 1.25% of the Aggregate Principal Balance Commencing on March 31,2022 and Maturing with a Full Repayment of the Remaining Balance on February 11, 2025 [Member] | Maximum [Member]
Long-term Debt and Line of Credit [Abstract]
Debt instrument, variable interest rate	7.00%
Revolving Credit Facility [Member]
Long-term Debt and Line of Credit [Abstract]
Maximum borrowing capacity	$ 10,000		$ 5,000
Maturity date		Feb. 11, 2025
Increase in interest rate	2.00%
Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Long-term Debt and Line of Credit [Abstract]
Interest rate	1.50%
Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Long-term Debt and Line of Credit [Abstract]
Debt instrument, variable interest rate	7.00%